Nuveen NWQ Global Equity Income Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.9%
	COMMON STOCKS – 96.8%
	Air Freight & Logistics – 3.2%
206,500	Deutsche Post AG, (2)	$6,720,121
	Airlines – 3.2%
130,542	Delta Air Lines Inc	6,742,494
	Automobiles – 1.5%
54,555	Daimler AG, (2)	3,201,465
	Banks – 16.1%
1,634,404	AIB Group PLC, (2)	7,354,869
69,875	Bank of NT Butterfield & Son Ltd/The	2,507,115
81,730	CIT Group Inc	3,920,588
116,200	Citigroup Inc	7,229,964
565,568	ING Groep NV, (2)	6,853,151
30,080	JPMorgan Chase & Company	3,044,999
2,503,500	Unicaja Banco SA,144A, (2)	2,692,698
	Total Banks	33,603,384
	Biotechnology – 1.7%
53,685	Gilead Sciences Inc	3,490,062
	Capital Markets – 4.6%
77,148	AURELIUS Equity Opportunities SE & Co KGaA, (2)	3,510,863
636,000	Daiwa Securities Group Inc, (2)	3,100,064
24,375	Deutsche Boerse AG, (2)	3,125,354
	Total Capital Markets	9,736,281
	Chemicals – 3.1%
120,025	DowDuPont Inc	6,398,533
	Diversified Financial Services – 1.1%
380,350	Challenger Ltd, (2)	2,241,673
	Diversified Telecommunication Services – 3.0%
70,290	Nippon Telegraph & Telephone Corp, (2)	2,996,539
264,200	Telefonica Brasil SA	3,205,205
	Total Diversified Telecommunication Services	6,201,744
	Electric Utilities – 2.3%
116,040	FirstEnergy Corp	4,828,424

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 1.5%
40,300	Eaton Corp PLC	$3,246,568
	Entertainment – 3.3%
17,000	Nintendo Co Ltd, (2)	4,873,744
73,825	Viacom Inc	2,072,268
	Total Entertainment	6,946,012
	Food Products – 2.0%
544,000	Orkla ASA, (2)	4,177,801
	Gas Utilities – 1.5%
494,650	Italgas SpA, (2)	3,056,483
	Household Durables – 2.0%
257,400	Sekisui House Ltd, (2)	4,265,494
	Industrial Conglomerates – 2.2%
42,155	Siemens AG, (2)	4,533,453
	Insurance – 7.1%
96,600	Ageas, (2)	4,659,652
14,121	Allianz SE, (2)	3,146,829
65,950	CNA Financial Corp	2,858,933
29,025	RenaissanceRe Holdings Ltd	4,165,087
	Total Insurance	14,830,501
	Multi-Utilities – 2.9%
274,910	Veolia Environnement SA, (2)	6,150,802
	Oil, Gas & Consumable Fuels – 11.8%
40,723	Chevron Corporation	5,016,259
248,470	Enterprise Products Partners LP	7,230,477
161,069	Equitrans Midstream Corp	3,508,083
131,780	Suncor Energy Inc	4,273,625
81,900	TOTAL SA, (2)	4,557,677
	Total Oil, Gas & Consumable Fuels	24,586,121
	Pharmaceuticals – 7.4%
77,470	AstraZeneca PLC, Sponsored ADR	3,132,112
46,200	Bayer AG, (2)	2,974,906
302,440	GlaxoSmithKline PLC, (2)	6,283,428
11,100	Roche Holding AG, (2)	3,058,659
	Total Pharmaceuticals	15,449,105
	Real Estate Management & Development – 1.1%
468,000	Great Eagle Holdings Ltd, (2)	2,386,708

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 2.5%
197,000	Cypress Semiconductor Corp	$2,939,240
120,100	Infineon Technologies AG, (2)	2,384,275
	Total Semiconductors & Semiconductor Equipment	5,323,515
	Software – 4.4%
37,970	Microsoft Corporation	4,478,182
89,750	Oracle Corporation	4,820,472
	Total Software	9,298,654
	Specialty Retail – 1.4%
955,400	Kingfisher PLC, (2)	2,929,939
	Technology Hardware, Storage & Peripherals – 1.4%
89,600	Samsung Electronics Co Ltd, (2)	2,869,008
	Textiles, Apparel & Luxury Goods – 0.0%
34,456,000	China Hongxing Sports Ltd, (3)	25
	Tobacco – 3.0%
74,761	Imperial Brands PLC, (2)	2,557,361
41,425	Philip Morris International Inc	3,661,556
	Total Tobacco	6,218,917
	Trading Companies & Distributors – 1.5%
196,400	Mitsui & Co Ltd, (2)	3,056,069
	Total Common Stocks (cost $193,647,396)	202,489,356

Shares	Description (1)	Coupon	Cap Price	Maturity	Value
	STRUCTURED NOTES – 1.1%
32,000	JPMorgan Chase Bank, National Association, Mandatory Exchangeable Note, Linked to Common Stock of Qorvo, Inc. (Cap 116.43% of Issue Price of $65.3580), 144A, (2)	10.000%	$76.0960	8/02/19	$2,249,600
	Total Structured Notes (cost $2,091,456)				2,249,600
	Total Long-Term Investments (cost $195,738,852)				204,738,956
	Other Assets Less Liabilities – 2.1%				4,309,765
	Net Assets – 100%				$209,048,721

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$92,770,246	$109,719,085	$25	$202,489,356
Structured Notes	—	2,249,600	—	2,249,600
Total	$92,770,246	$111,968,685	$25	$204,738,956

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen NWQ Multi-Cap Value Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.6%
	COMMON STOCKS – 97.6%
	Airlines – 2.4%
37,955	Delta Air Lines Inc	$1,960,376
	Auto Components – 1.0%
22,000	BorgWarner Inc	845,020
	Automobiles – 3.2%
70,725	General Motors Co	2,623,897
	Banks – 14.4%
45,000	Bank of America Corporation	1,241,550
39,050	Bank of NT Butterfield & Son Ltd/The	1,401,114
56,016	CIT Group Inc	2,687,088
50,500	Citigroup Inc	3,142,110
24,500	JPMorgan Chase & Company	2,480,135
23,360	Western Alliance Bancorp, (2)	958,694
	Total Banks	11,910,691
	Biotechnology – 1.8%
23,155	Gilead Sciences Inc	1,505,307
	Capital Markets – 1.5%
74,578	B Riley Financial Inc	1,244,707
	Chemicals – 1.3%
12,850	Innospec Inc	1,071,047
	Communications Equipment – 1.9%
20,520	ViaSat Inc, (2)	1,590,300
	Construction & Engineering – 1.7%
37,750	Quanta Services Inc	1,424,685
	Consumer Finance – 3.9%
28,650	Discover Financial Services	2,038,734
38,500	Synchrony Financial	1,228,150
	Total Consumer Finance	3,266,884
	Electric Utilities – 4.5%
11,564	Entergy Corp	1,105,865

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
63,000	FirstEnergy Corp	$2,621,430
	Total Electric Utilities	3,727,295
	Electronic Equipment, Instruments & Components – 1.2%
7,000	Coherent Inc, (2)	992,040
	Entertainment – 1.6%
46,000	Viacom Inc	1,291,220
	Equity Real Estate Investment Trust – 2.0%
310,700	Colony Capital Inc	1,652,924
	Health Care Equipment & Supplies – 1.9%
16,130	LivaNova PLC, (2)	1,568,642
	Insurance – 8.1%
8,350	Aon PLC	1,425,345
33,400	Loews Corp	1,600,862
14,613	RenaissanceRe Holdings Ltd	2,096,966
48,210	Unum Group	1,630,944
	Total Insurance	6,754,117
	IT Services – 2.0%
61,813	First Data Corp, (2)	1,623,828
	Life Sciences Tools & Services – 3.1%
8,300	Bio-Rad Laboratories Inc, (2)	2,537,144
	Machinery – 6.5%
11,980	Crane Co	1,013,748
15,000	Ingersoll-Rand PLC	1,619,250
34,000	Terex Corp	1,092,420
77,385	Trinity Industries Inc	1,681,576
	Total Machinery	5,406,994
	Media – 1.2%
21,810	CBS Corporation	1,036,629
	Oil, Gas & Consumable Fuels – 13.7%
88,500	Carrizo Oil & Gas Inc, (2)	1,103,595
100,095	Centennial Resource Development Inc/DE, (2)	879,835
16,446	Cheniere Energy Inc., (2)	1,124,249
12,000	Chevron Corporation	1,478,160
83,243	EQT Corp	1,726,460
78,603	Equitrans Midstream Corp	1,711,973
36,272	Hess Corporation	2,184,662

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
37,000	Suncor Energy Inc	$1,199,910
	Total Oil, Gas & Consumable Fuels	11,408,844
	Pharmaceuticals – 4.9%
15,405	Allergan PLC	2,255,446
42,400	GlaxoSmithKline PLC, Sponsored ADR	1,771,896
	Total Pharmaceuticals	4,027,342
	Semiconductors & Semiconductor Equipment – 5.9%
70,000	Cypress Semiconductor Corp	1,044,400
17,310	Mellanox Technologies Ltd, (2)	2,048,812
97,020	Rambus Inc, (2)	1,013,859
20,556	Teradyne Inc	818,951
	Total Semiconductors & Semiconductor Equipment	4,926,022
	Software – 3.5%
38,755	Oracle Corporation	2,081,531
37,120	Symantec Corp	853,389
	Total Software	2,934,920
	Specialty Retail – 2.7%
6,263	Advance Auto Parts Inc	1,068,029
188,400	Kingfisher PLC, Sponsored ADR, (3)	1,167,138
	Total Specialty Retail	2,235,167
	Tobacco – 1.7%
15,597	Philip Morris International Inc	1,378,619
	Total Long-Term Investments (cost $87,498,830)	80,944,661

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.2%
	REPURCHASE AGREEMENTS – 3.2%
$2,660	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $2,660,268, collateralized by $2,650,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $2,713,709	1.200%	4/01/19	$2,660,002
	Total Short-Term Investments (cost $2,660,002)			2,660,002
	Total Investments (cost $90,158,832) – 100.8%			83,604,663
	Other Assets Less Liabilities – (0.8)%			(645,949)
	Net Assets – 100%			$82,958,714

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$79,777,523	$1,167,138	$ —	$80,944,661
Short-Term Investments:
Repurchase Agreements	—	2,660,002	—	2,660,002
Total	$79,777,523	$3,827,140	$ —	$83,604,663

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
ADR	American Depositary Receipt

Nuveen NWQ Large-Cap Value Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Aerospace & Defense – 1.9%
5,049	Raytheon Company	$919,322
	Airlines – 2.5%
22,538	Delta Air Lines Inc	1,164,088
	Auto Components – 1.3%
16,009	BorgWarner Inc	614,906
	Automobiles – 3.3%
41,577	General Motors Co	1,542,507
	Banks – 15.9%
31,000	Bank of America Corporation	855,290
33,257	CIT Group Inc	1,595,338
30,863	Citigroup Inc	1,920,296
60,166	ING Groep NV	730,415
15,259	JPMorgan Chase & Company	1,544,669
17,532	Wells Fargo & Company	847,146
	Total Banks	7,493,154
	Beverages – 2.4%
23,783	Coca-Cola Company	1,114,471
	Biotechnology – 1.9%
13,850	Gilead Sciences Inc	900,389
	Capital Markets – 1.6%
11,200	State Street Corp	737,072
	Chemicals – 2.0%
17,551	DowDuPont Inc	935,644
	Communications Equipment – 1.4%
8,450	ViaSat Inc, (2)	654,875
	Consumer Finance – 4.2%
18,300	Discover Financial Services	1,302,228
21,924	Synchrony Financial	699,376
	Total Consumer Finance	2,001,604

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 4.8%
6,900	Entergy Corp	$659,847
38,732	FirstEnergy Corp	1,611,639
	Total Electric Utilities	2,271,486
	Entertainment – 1.6%
26,208	Viacom Inc	735,659
	Equity Real Estate Investment Trust – 1.8%
163,623	Colony Capital Inc	870,474
	Insurance – 7.8%
20,000	American International Group Inc	861,200
4,966	Aon PLC	847,696
21,342	Loews Corp	1,022,922
28,459	Unum Group	962,768
	Total Insurance	3,694,586
	Interactive Media & Services – 2.5%
1,025	Alphabet Inc, (2)	1,206,312
	IT Services – 2.0%
36,661	First Data Corp, (2)	963,084
	Life Sciences Tools & Services – 1.5%
2,310	Bio-Rad Laboratories Inc, (2)	706,121
	Machinery – 5.6%
5,795	Crane Co	490,373
9,396	Ingersoll-Rand PLC	1,014,298
52,100	Trinity Industries Inc	1,132,133
	Total Machinery	2,636,804
	Media – 1.3%
12,862	CBS Corporation	611,331
	Oil, Gas & Consumable Fuels – 15.7%
9,382	Cheniere Energy Inc., (2)	641,353
7,554	Chevron Corporation	930,502
4,003	Concho Resources Inc	444,173
51,642	EQT Corp	1,071,055
47,624	Equitrans Midstream Corp	1,037,251
21,308	Hess Corporation	1,283,381
12,618	Occidental Petroleum Corporation	835,311
36,879	Suncor Energy Inc	1,195,986
	Total Oil, Gas & Consumable Fuels	7,439,012

Shares	Description (1)	Value
	Pharmaceuticals – 4.6%
8,943	Allergan PLC	$1,309,345
20,898	GlaxoSmithKline PLC, Sponsored ADR	873,327
	Total Pharmaceuticals	2,182,672
	Semiconductors & Semiconductor Equipment – 2.2%
38,030	Cypress Semiconductor Corp	567,408
12,029	Teradyne Inc	479,235
	Total Semiconductors & Semiconductor Equipment	1,046,643
	Software – 4.1%
22,254	Oracle Corporation	1,195,262
32,350	Symantec Corp	743,727
	Total Software	1,938,989
	Specialty Retail – 2.8%
3,589	Advance Auto Parts Inc	612,032
115,750	Kingfisher PLC, Sponsored ADR, (3)	717,071
	Total Specialty Retail	1,329,103
	Tobacco – 1.7%
9,001	Philip Morris International Inc	795,598
	Total Long-Term Investments (cost $36,240,565)	46,505,906

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9%
	REPURCHASE AGREEMENTS – 1.9%
$867	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $866,707, collateralized by $865,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $885,795	1.200%	4/01/19	$866,620
	Total Short-Term Investments (cost $866,620)			866,620
	Total Investments (cost $37,107,185) – 100.3%			47,372,526
	Other Assets Less Liabilities – (0.3)%			(119,386)
	Net Assets – 100%			$47,253,140

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$45,788,835	$717,071	$ —	$46,505,906
Short-Term Investments:
Repurchase Agreements	—	866,620	—	866,620
Total	$45,788,835	$1,583,691	$ —	$47,372,526

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
ADR	American Depositary Receipt

Nuveen NWQ Small/Mid-Cap Value Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.1%
	COMMON STOCKS – 97.1%
	Aerospace & Defense – 1.4%
9,745	Astronics Corp, (2)	$318,856
	Auto Components – 2.6%
15,655	BorgWarner Inc	601,309
	Banks – 17.4%
20,140	Ameris Bancorp	691,809
18,730	Bank of NT Butterfield & Son Ltd/The	672,032
9,110	CIT Group Inc	437,007
50,161	First Horizon National Corporation	701,251
11,910	PacWest Bancorp	447,935
7,360	Texas Capital Bancshares Inc, (2)	401,782
17,045	Western Alliance Bancorp, (2)	699,527
	Total Banks	4,051,343
	Building Products – 1.6%
9,850	Apogee Enterprises Inc	369,277
	Chemicals – 1.5%
4,289	Innospec Inc	357,488
	Communications Equipment – 1.9%
5,665	ViaSat Inc, (2)	439,038
	Construction & Engineering – 5.5%
7,285	Jacobs Engineering Group Inc	547,759
19,180	Quanta Services Inc	723,853
	Total Construction & Engineering	1,271,612
	Containers & Packaging – 2.1%
8,945	Bemis Co Inc	496,269
	Electrical Equipment – 2.0%
7,255	EnerSys	472,736
	Electronic Equipment, Instruments & Components – 2.5%
4,167	Coherent Inc, (2)	590,547
	Equity Real Estate Investment Trust – 6.1%
30,055	Brandywine Realty Trust	476,672

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
6,462	PotlatchDeltic Corp	$244,199
58,000	RPT Realty	696,580
	Total Equity Real Estate Investment Trust	1,417,451
	Health Care Equipment & Supplies – 2.0%
4,790	LivaNova PLC, (2)	465,827
	Household Durables – 3.7%
28,985	Taylor Morrison Home Corp, (2)	514,484
26,445	TRI Pointe Group Inc, (2)	334,265
	Total Household Durables	848,749
	Insurance – 8.4%
14,525	Axis Capital Holdings Ltd	795,680
2,460	Reinsurance Group of America Inc	349,271
5,615	RenaissanceRe Holdings Ltd	805,752
	Total Insurance	1,950,703
	IT Services – 1.3%
2,115	Euronet Worldwide Inc, (2)	301,578
	Life Sciences Tools & Services – 3.3%
2,530	Bio-Rad Laboratories Inc, (2)	773,370
	Machinery – 3.9%
4,815	Albany International Corp	344,706
3,890	Crane Co	329,172
8,710	Federal Signal Corp	226,373
	Total Machinery	900,251
	Metals & Mining – 3.8%
4,520	Materion Corp	257,911
6,835	Reliance Steel & Aluminum Co	616,927
	Total Metals & Mining	874,838
	Oil, Gas & Consumable Fuels – 9.3%
19,825	Carrizo Oil & Gas Inc, (2)	247,218
24,610	EQT Corp	510,411
25,768	Equitrans Midstream Corp	561,227
24,900	Parsley Energy Inc, (2)	480,570
9,025	PDC Energy Inc, (2)	367,137
	Total Oil, Gas & Consumable Fuels	2,166,563
	Paper & Forest Products – 2.9%
5,765	Boise Cascade Co	154,271

Shares	Description (1)	Value
	Paper & Forest Products (continued)
36,575	PH Glatfelter Co	$516,439
	Total Paper & Forest Products	670,710
	Road & Rail – 2.3%
16,400	Knight-Swift Transportation Holdings Inc	535,952
	Semiconductors & Semiconductor Equipment – 7.0%
23,275	Cypress Semiconductor Corp	347,263
6,845	Mellanox Technologies Ltd, (2)	810,174
3,225	Qorvo Inc, (2)	231,329
5,690	Teradyne Inc	226,690
	Total Semiconductors & Semiconductor Equipment	1,615,456
	Specialty Retail – 3.1%
2,725	Foot Locker Inc	165,135
25,550	Haverty Furniture Cos Inc	559,034
	Total Specialty Retail	724,169
	Trading Companies & Distributors – 1.5%
19,950	BMC Stock Holdings Inc, (2)	352,517
	Total Long-Term Investments (cost $18,685,867)	22,566,609

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.3%
	REPURCHASE AGREEMENTS – 2.3%
$534	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $534,373, collateralized by $535,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $547,862	1.200%	4/01/19	$534,320
	Total Short-Term Investments (cost $534,320)			534,320
	Total Investments (cost $19,220,187) – 99.4%			23,100,929
	Other Assets Less Liabilities – 0.6%			136,075
	Net Assets – 100%			$23,237,004

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$22,566,609	$ —	$ —	$22,566,609
Short-Term Investments:
Repurchase Agreements	—	534,320	—	534,320
Total	$22,566,609	$534,320	$ —	$23,100,929

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen NWQ Small-Cap Value Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Aerospace & Defense – 1.6%
287,563	Astronics Corp, (2)	$9,409,061
	Auto Components – 1.8%
372,549	Stoneridge Inc, (2)	10,751,764
	Banks – 16.5%
576,488	Ameris Bancorp	19,802,363
513,369	Bank of NT Butterfield & Son Ltd/The	18,419,680
169,660	BankUnited Inc	5,666,644
949,018	First Horizon National Corporation	13,267,272
310,140	PacWest Bancorp	11,664,365
201,800	Texas Capital Bancshares Inc, (2)	11,016,262
476,510	Western Alliance Bancorp, (2)	19,555,970
	Total Banks	99,392,556
	Building Products – 1.5%
242,365	Apogee Enterprises Inc	9,086,264
	Commercial Services & Supplies – 1.5%
242,785	HNI Corp	8,810,668
	Construction & Engineering – 3.1%
499,220	Quanta Services Inc	18,840,563
	Containers & Packaging – 2.0%
217,980	Bemis Co Inc	12,093,530
	Electrical Equipment – 2.0%
180,985	EnerSys	11,792,983
	Electronic Equipment, Instruments & Components – 4.7%
109,354	Coherent Inc, (2)	15,497,649
200,010	Kimball Electronics Inc, (2)	3,098,155
338,247	Methode Electronics Inc	9,734,748
	Total Electronic Equipment, Instruments & Components	28,330,552
	Equity Real Estate Investment Trust – 7.1%
1,004,235	Brandywine Realty Trust	15,927,167
166,990	PotlatchDeltic Corp	6,310,552

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
1,740,305	RPT Realty	$20,901,063
	Total Equity Real Estate Investment Trust	43,138,782
	Food Products – 3.0%
1,457,329	Landec Corp, (2)	17,896,000
	Health Care Equipment & Supplies – 2.1%
131,655	LivaNova PLC, (2)	12,803,449
	Household Durables – 6.6%
570,772	Hooker Furniture Corp	16,455,357
796,420	Taylor Morrison Home Corp, (2)	14,136,455
710,155	TRI Pointe Group Inc, (2)	8,976,359
	Total Household Durables	39,568,171
	Insurance – 3.5%
146,155	RenaissanceRe Holdings Ltd	20,973,242
	IT Services – 1.3%
55,606	Euronet Worldwide Inc, (2)	7,928,860
	Machinery – 5.9%
121,869	Alamo Group Inc	12,179,588
129,247	Albany International Corp	9,252,793
100,281	Crane Co	8,485,778
227,916	Federal Signal Corp	5,923,537
	Total Machinery	35,841,696
	Metals & Mining – 2.8%
95,885	Kaiser Aluminum Corp	10,042,036
125,891	Materion Corp	7,183,341
	Total Metals & Mining	17,225,377
	Oil, Gas & Consumable Fuels – 9.5%
291,635	Carrizo Oil & Gas Inc, (2)	3,636,689
1,681,505	Centennial Resource Development Inc/DE, (2)	14,780,429
671,145	Equitrans Midstream Corp	14,617,538
302,579	PDC Energy Inc, (2)	12,308,914
925,085	WPX Energy Inc, (2)	12,127,864
	Total Oil, Gas & Consumable Fuels	57,471,434
	Paper & Forest Products – 4.6%
166,744	Boise Cascade Co	4,462,069
143,489	Neenah Inc	9,234,952
1,003,764	PH Glatfelter Co	14,173,148
	Total Paper & Forest Products	27,870,169

Shares	Description (1)	Value
	Professional Services – 0.9%
448,374	GP Strategies Corp, (2)	$5,447,744
	Road & Rail – 2.4%
452,815	Knight-Swift Transportation Holdings Inc	14,797,994
	Semiconductors & Semiconductor Equipment – 9.5%
346,995	Entegris Inc	12,384,252
289,390	Integrated Device Technology Inc, (2)	14,177,216
178,040	Mellanox Technologies Ltd, (2)	21,072,814
925,005	Rambus Inc, (2)	9,666,302
	Total Semiconductors & Semiconductor Equipment	57,300,584
	Thrifts & Mortgage Finance – 2.5%
563,224	HomeStreet Inc	14,840,952
	Trading Companies & Distributors – 2.1%
734,625	BMC Stock Holdings Inc, (2)	12,980,824
	Total Long-Term Investments (cost $526,782,669)	594,593,219

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%
	REPURCHASE AGREEMENTS – 0.8%
$4,594	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $4,594,153, collateralized by $4,580,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $4,690,108	1.200%	4/01/19	$4,593,694
	Total Short-Term Investments (cost $4,593,694)			4,593,694
	Total Investments (cost $531,376,363) – 99.3%			599,186,913
	Other Assets Less Liabilities – 0.7%			4,487,290
	Net Assets – 100%			$603,674,203

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$594,593,219	$ —	$ —	$594,593,219
Short-Term Investments:
Repurchase Agreements	—	4,593,694	—	4,593,694
Total	$594,593,219	$4,593,694	$ —	$599,186,913

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.